ACCOUNTS PAYABLE, ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES (Details 2) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Payables and Accruals [Abstract]
Operating lease liabilities	$ 2,893	$ 7,609
Other	977	1,696
Total	$ 3,870	$ 9,305
Operating Lease, Liability, Current, Statement of Financial Position [Extensible List]	Total	Total